Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Current	¥ 35,465,000	¥ 27,352,000	¥ 28,278,000
Non-current	84,236,000	99,304,000	105,754,000
Lease liabilities	119,701,000	126,656,000	134,032,000
Amounts recognised in the statements of comprehensive income:
Interest expense (included in finance costs) (Note 8)	5,858,000	8,681,000	12,844,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	9,374,000	12,822,000	¥ 15,836,000
Total cash outflow for leases	¥ 36,698,000	¥ 31,263,000